Victory Portfolios III

Victory Money Market Fund

(the “Fund”)

Supplement dated April 2, 2025

to the Statement of Additional Information (“SAI”)

dated September 1, 2024, as supplemented

On March 28, 2025, the Fund transitioned from The Bank of New York Mellon (“BNY Mellon”) as the Fund’s clearing institution to UMB Bank, n.a. as the new clearing provider. Therefore, the following disclosure replaces the fourth and sixth paragraphs under the subheading “Redemption by Check” found on pages 6-7 of the SAI under the section titled “Additional Information Regarding Redemption of Shares.”

The checkwriting privilege is subject to the customary rules and regulations of UMB Bank, n.a. (“UMB”) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

The Trust, the Transfer Agent, and UMB each reserves the right to change or suspend the checkwriting privilege upon 30 days’ written notice to participating shareholders.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Tax Exempt Money Market Fund

(the “Fund’)

Supplement dated April 2, 2025

to the Statement of Additional Information (“SAI”)

dated July 1, 2024, as supplemented

On March 28, 2025, the Fund transitioned from The Bank of New York Mellon (“BNY Mellon”) as the Fund’s clearing institution to UMB Bank, n.a. as the new clearing provider. Therefore, the following disclosure replaces the fourth and sixth paragraphs under the subheading “Redemption by Check” found on page 5 of the SAI under the section titled “Additional Information Regarding Redemption of Shares.”

The checkwriting privilege is subject to the customary rules and regulations of UMB Bank, n.a. (“UMB”) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

The Trust, the Transfer Agent, and UMB each reserves the right to change or suspend the checkwriting privilege upon 30 days’ written notice to participating shareholders.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Treasury Money Market Trust

(the “Fund”)

Supplement dated April 2, 2025

to the Statement of Additional Information (“SAI”)

dated July 1, 2024, as supplemented

On March 28, 2025, the Fund transitioned from The Bank of New York Mellon (“BNY Mellon”) as the Fund’s clearing institution to UMB Bank, n.a. as the new clearing provider. Therefore, the following disclosure replaces the fourth and sixth paragraphs under the subheading “Redemption by Check” found on page 6 of the SAI under the section titled “Additional Information Regarding Redemption of Shares.”

The checkwriting privilege is subject to the customary rules and regulations of UMB Bank, n.a. (“UMB”) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

The Trust, the Transfer Agent, and UMB each reserves the right to change or suspend the checkwriting privilege upon 30 days’ written notice to participating shareholders.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.